REVENUES	12 Months Ended
Dec. 31, 2015
Oil and Gas Revenue [Abstract]
REVENUES
REVENUES
The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods:

	Year Ended December 31,
	2015	2014	2013
Gasoline and distillates	$11,553,716	$17,050,096	$16,973,239
Chemicals	452,304	739,096	746,396
Asphalt and blackoils	536,496	706,494	690,305
Lubricants	266,371	410,466	468,315
Feedstocks and other	315,042	922,003	273,200
	$13,123,929	$19,828,155	$19,151,455